Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues:
Number of Operating Segments | segment	3	3
Total segment revenues	¥ 173,827,382	$ 27,277,309	¥ 141,736,152	¥ 154,786,128
Adjusted EBITA:
Total Adjusted EBITA	(19,173,080)		(8,380,705)	(2,764,240)
Sharebased compensation expenses	(24,654,583)	(3,868,842)	(3,413,292)	(3,140,016)
Amortization of intangible assets	(1,824,762)		(1,993,945)	(2,109,121)
Impairment of goodwill and intangible assets	(2,789,321)	(437,705)
Loss from operations	(48,441,746)	$ (7,601,567)	(13,787,942)	(8,013,377)
Amortization expenses in connection with business combinations	1,799,508		1,977,400	2,093,941
China Mobility
Revenues:
Total segment revenues	160,520,747		133,645,113	147,939,618
Adjusted EBITA:
Total Adjusted EBITA	6,129,122		3,959,902	3,844,176
International
Revenues:
Total segment revenues	3,622,366		2,333,113	1,974,723
Adjusted EBITA:
Total Adjusted EBITA	(5,787,976)		(3,533,836)	(3,152,253)
Other Initiatives
Revenues:
Total segment revenues	9,684,269		5,757,926	4,871,787
Adjusted EBITA:
Total Adjusted EBITA	¥ (19,514,226)		¥ (8,806,771)	¥ (3,456,163)